SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment vote	Sep. 30, 2021 segment	Dec. 31, 2021 USD ($) vote	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segment | segment	2	1
Investments | $	$ 5,089		$ 5,089	$ 1,199
Net earnings (loss) per basic share (USD per share) | $ / shares				$ 18.92	$ 67.72
Net earnings (loss) per diluted share (USD per share) | $ / shares				$ 18.92	$ 67.72
Weighted average number of shares outstanding, basic (in shares) | shares				85.0	81.6
Weighted average number of shares outstanding, diluted (in shares) | shares				85.0	81.6
Floating interest rate debt
Disclosure of detailed information about property, plant and equipment [line items]
Investments | $	$ 425		$ 425
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the property and equipment			3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the property and equipment			5 years
Class A exchangeable shares
Disclosure of detailed information about property, plant and equipment [line items]
Conversion ratio (per share)	1		1
Number of voting rights held in subsidiary | vote	1		1
Class B Shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of voting rights held in subsidiary | vote	1		1